Other information (Details Narrative) - EUR (€)	Feb. 25, 2021	Dec. 31, 2021	Oct. 19, 2021	Dec. 31, 2020
Statement [Line Items]
Grant received			€ 43,700,000
Shares, issued	15,000,000	44,203,763		28,228,415
Sale of stock, price per share	€ 5.00
Warrants, exercise price	€ 5.80
Warrants, expiration date	March 1, 2022
Non-current assets		€ 29,461,224		€ 1,930,930
Executive Management
Statement [Line Items]
Short-term employee benefits, accrued		959,799		1,152,416
Non-Executive Board of Directors
Statement [Line Items]
Short-term employee benefits, accrued		225,146		209,990
Germany
Statement [Line Items]
Non-current assets		29,261,000		1,712,000
United States
Statement [Line Items]
Non-current assets		€ 200,000		€ 219,000